Basis of preparation and accounting policies (Details)	12 Months Ended
	Dec. 31, 2023 $ / ¥	Dec. 31, 2023 $ / $ $ / ¥	Dec. 31, 2023 $ / ¥ $ / ₨	Dec. 31, 2023 $ / Rp $ / ¥	Dec. 31, 2023 $ / RM $ / ¥	Dec. 31, 2023 $ / $ $ / ¥	Dec. 31, 2023 $ / $ $ / ¥	Dec. 31, 2023 $ / ฿ $ / ¥	Dec. 31, 2023 $ / £ $ / ¥	Dec. 31, 2023 $ / ¥ $ / ₫	Dec. 31, 2022 $ / ¥	Dec. 31, 2022 $ / ¥ $ / $	Dec. 31, 2022 $ / ₨ $ / ¥	Dec. 31, 2022 $ / ¥ $ / Rp	Dec. 31, 2022 $ / ¥ $ / RM	Dec. 31, 2022 $ / ¥ $ / $	Dec. 31, 2022 $ / ¥ $ / $	Dec. 31, 2022 $ / ¥ $ / ฿	Dec. 31, 2022 $ / ¥ $ / £	Dec. 31, 2022 $ / ₫ $ / ¥	Dec. 31, 2021 $ / ¥	Dec. 31, 2021 $ / ¥ $ / $	Dec. 31, 2021 $ / ₨ $ / ¥	Dec. 31, 2021 $ / ¥ $ / Rp	Dec. 31, 2021 $ / ¥ $ / RM	Dec. 31, 2021 $ / ¥ $ / $	Dec. 31, 2021 $ / ¥ $ / $	Dec. 31, 2021 $ / ¥ $ / ฿	Dec. 31, 2021 $ / ¥ $ / £	Dec. 31, 2021 $ / ¥ $ / ₫	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ₨	Dec. 31, 2023 $ / Rp	Dec. 31, 2023 $ / RM	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ฿	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / ₫	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / ₨	Dec. 31, 2022 $ / Rp	Dec. 31, 2022 $ / RM	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / ฿	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / ₫	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / ₨	Dec. 31, 2021 $ / Rp	Dec. 31, 2021 $ / RM	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / ฿	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₫
Basis of preparation and accounting policies
Closing rate	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.37	7.81	83.21	15,397.00	4.60	1.32	30.69	34.37	0.78	24,262.00	7.81	82.73	15,567.50	4.41	1.34	30.74	34.56	0.83	23,575.00	7.80	74.34	14,252.50	4.17	1.35	27.67	33.19	0.74	22,790.00
Average rate	7.09	7.83	82.60	15,230.82	4.56	1.34	31.17	34.80	0.80	23,835.92	6.73	7.83	78.63	14,852.24	4.40	1.38	29.81	35.06	0.81	23,409.87	6.45	7.77	73.94	14,294.88	4.15	1.34	27.93	32.01	0.73	22,934.86